SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net income	$ 3,826,192	$ 3,356,061
Basic weighted average shares outstanding	7,007,283	7,227,642
Dilutive potential common shares
Diluted weighted average shares outstanding	7,007,283	7,227,642
Basic and diluted earnings per share (in dollars per share)	$ 0.55	$ 0.46